PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Continuity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) MW	Dec. 31, 2020 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 35,645	$ 32,459
Additions	655	493
Transfer from construction work-in-progress	469	115
Disposals	(757)
Acquisitions through business combinations		661
Items recognized through OCI:
Change in fair value	3,805	3,675
Foreign exchange	(1,499)	(632)
Items recognized through net income:
Change in fair value	(64)	(61)
Depreciation	(1,115)	(1,065)
Ending balance	37,139	35,645
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	452	188
Additions	681	372
Transfer to property, plant and equipment	(469)	(115)
Disposals	(4)
Items recognized through OCI:
Change in fair value	144	(1)
Foreign exchange	(28)	8
Construction in progress, ending balance	776	452
Total property, plant and equipment, at fair value	$ 37,915	36,097
189 MW Operating Hydroelectric Assets in Colombia
Items recognized through OCI:
Proportion of economic interest	22.00%
189 MW Operating Hydroelectric Assets in Colombia | Brookfield Renewable And Institutional Partners
Items recognized through OCI:
Wind power capacity, generation facilities (in MW) | MW	189
Acquisitions through asset acquisitions	$ 536
12 MW Operating Solar Asset in Europe
Items recognized through OCI:
Proportion of economic interest	32.00%
12 MW Operating Solar Asset in Europe | Brookfield Renewable And Institutional Partners
Items recognized through OCI:
Acquisitions through asset acquisitions	$ 94
Solar power capacity | MW	12
Hydroelectric
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 22,663	20,593
Additions	573	308
Transfer from construction work-in-progress	94	98
Disposals	0
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	3,795	2,853
Foreign exchange	(1,176)	(793)
Items recognized through net income:
Change in fair value	(16)	7
Depreciation	(437)	(403)
Ending balance	25,496	22,663
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	183	172
Additions	145	137
Transfer to property, plant and equipment	(94)	(98)
Disposals	0
Items recognized through OCI:
Change in fair value	0	(13)
Foreign exchange	(10)	(15)
Construction in progress, ending balance	224	183
Total property, plant and equipment, at fair value	25,720	22,846
Right-of-use assets, not subject to revaluation	52	55
Wind
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,220	6,330
Additions	0	78
Transfer from construction work-in-progress	164	16
Disposals	(757)
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	(153)	280
Foreign exchange	(96)	(102)
Items recognized through net income:
Change in fair value	(26)	(7)
Depreciation	(354)	(375)
Ending balance	4,998	6,220
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	96	10
Additions	174	75
Transfer to property, plant and equipment	(164)	(16)
Disposals	(4)
Items recognized through OCI:
Change in fair value	17	12
Foreign exchange	(5)	15
Construction in progress, ending balance	114	96
Total property, plant and equipment, at fair value	5,112	6,316
Right-of-use assets, not subject to revaluation	130	159
Solar
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,614	5,304
Additions	73	106
Transfer from construction work-in-progress	210	0
Disposals	0
Acquisitions through business combinations		661
Items recognized through OCI:
Change in fair value	90	563
Foreign exchange	(218)	307
Items recognized through net income:
Change in fair value	1	(53)
Depreciation	(313)	(274)
Ending balance	6,457	6,614
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	172	4
Additions	356	160
Transfer to property, plant and equipment	(210)	0
Disposals	0
Items recognized through OCI:
Change in fair value	127	0
Foreign exchange	(12)	8
Construction in progress, ending balance	433	172
Total property, plant and equipment, at fair value	6,890	6,786
Right-of-use assets, not subject to revaluation	157	149
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	148	232
Additions	9	1
Transfer from construction work-in-progress	1	1
Disposals	0
Acquisitions through business combinations		0
Items recognized through OCI:
Change in fair value	73	(21)
Foreign exchange	(9)	(44)
Items recognized through net income:
Change in fair value	(23)	(8)
Depreciation	(11)	(13)
Ending balance	188	148
Reconciliation of changes in construction in progress [Abstract]
Construction in progress, beginning balance	1	2
Additions	6	0
Transfer to property, plant and equipment	(1)	(1)
Disposals	0
Items recognized through OCI:
Change in fair value	0	0
Foreign exchange	(1)	0
Construction in progress, ending balance	5	1
Total property, plant and equipment, at fair value	193	149
Right-of-use assets, not subject to revaluation	$ 2	$ 2